Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	CBIZ CPAs P.C.
Auditor Firm ID	199
Auditor Location	Houston, Texas
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated financial position of Critical Metals Corp. (the “Company”) as of June 30, 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the year ended June 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025, and the results of its operations and its cash flows for the year ended June 30, 2025, in conformity with International Financial Reporting Standards as issued by International Accounting Standards Board.